Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2022
Prospectus Date	rr_ProspectusDate	May 20, 2022
Catalyst Nasdaq-100 Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CATALYST NASDAQ-100 HEDGED EQUITY FUND
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to hedge the majority of NDX risk by investing up to 20% of its assets in futures contracts on the Cboe Volatility Index® (the “VIX Index”) or other volatility-related products; options on the index futures; and in cash and cash equivalents, including U.S. Treasury obligations, as a volatility overlay. Volatility is the variation of the trading price over a period of time. The VIX Index is a measure of the stock market’s expectation of volatility based on S&P 500 Index options. The VIX Index is calculated based on roughly 30-day expiring S&P 500 Index options. The Fund may hold both long and short positions in the index futures at the same time.

The Fund invests a portion of its assets in VIX futures or other volatility-related products utilizing the same methodology as the Equity Armor Investments VOL 365 Trading Strategy (the “EAVOL Trading Strategy”), a strategy based on a proprietary VIX futures trading strategy that seeks to correlate to VIX futures returns. The Fund primarily invests in VIX futures or other volatility-related products and seeks to achieve high correlation to the return of the EAVOL Trading Strategy for this component of the Fund’s portfolio. The EAVOL Trading Strategy was created by the Fund’s investment sub-advisor, Equity Armor Investments, LLC (the “Sub-Advisor”) and is constructed pursuant to a rules-based volatility analysis that identifies investments that present the least potential for time decay (i.e., the decline in the value of a contract over the passage of time) while maintaining the highest correlation to VIX Index price movement each day. Historically, the VIX Index negatively correlates to equity price movement. Therefore, the EAVOL Trading Strategy may appreciate during times of downward equity prices or when market forecasts expect movement in equity prices. Likewise, when equity prices appreciate or when the market does not expect movement in equity prices, the EAVOL Trading Strategy is likely to decline in value. Volatility analysis includes the study of price, momentum, future curves, as well as recurring price patterns. The EAVOL Trading Strategy consists primarily of VIX futures. The components of the EAVOL Trading Strategy are adjusted on a daily basis. The Fund adjusts this component of the portfolio on a daily basis in order to closely track the EAVOL Trading Strategy.

The Sub-Advisor may, during times of high market volatility, choose to trade securities related to the VIX Index, such as S&P 500 Index futures, options on S&P 500 Index futures, and VIX options, in order to achieve the volatility overlay to the Fund’s equity exposure, if the Sub-Advisor determines that such instruments provide greater access to volatility and, at such time, the EAVOL Trading Strategy. The use of S&P 500 Index futures and options thereon will typically be used in adverse market conditions. Because S&P 500 Index options provide a proxy for the VIX index and VIX futures, S&P 500 Index options correlate to VIX futures. Because S&P 500 Index futures and options thereon eventually settle into the S&P 500 Index quarterly expiration, the Sub-Advisor may choose to trade such securities in place of, or in addition to, index futures.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Futures or other volatility products in which the Fund invests. Each of the equity securities held by the Fund and the volatility products are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and volatility products and, consequently, the value and the market price of the Fund’s shares.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

CATALYST NASDAQ-100 HEDGED EQUITY FUND
(formerly EAVOL NASDAQ-100 Volatility Overlay Fund)

Class A: CLPAX Class C: CLPCX Class I: CLPFX

May 20, 2022

This information supplements certain information contained in the currently effective Prospectus and
Summary Prospectus for the Fund, dated November 1, 2021.

The second, third and fourth paragraphs under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Principal Investment Strategies” are deleted and replaced with the following:

The Fund seeks to hedge the majority of NDX risk by investing up to 20% of its assets in futures contracts on the Cboe Volatility Index® (the “VIX Index”) or other volatility-related products; options on the index futures; and in cash and cash equivalents, including U.S. Treasury obligations, as a volatility overlay. Volatility is the variation of the trading price over a period of time. The VIX Index is a measure of the stock market’s expectation of volatility based on S&P 500 Index options. The VIX Index is calculated based on roughly 30-day expiring S&P 500 Index options. The Fund may hold both long and short positions in the index futures at the same time.

The Fund invests a portion of its assets in VIX futures or other volatility-related products utilizing the same methodology as the Equity Armor Investments VOL 365 Trading Strategy (the “EAVOL Trading Strategy”), a strategy based on a proprietary VIX futures trading strategy that seeks to correlate to VIX futures returns. The Fund primarily invests in VIX futures or other volatility-related products and seeks to achieve high correlation to the return of the EAVOL Trading Strategy for this component of the Fund’s portfolio. The EAVOL Trading Strategy was created by the Fund’s investment sub-advisor, Equity Armor Investments, LLC (the “Sub-Advisor”) and is constructed pursuant to a rules-based volatility analysis that identifies investments that present the least potential for time decay (i.e., the decline in the value of a contract over the passage of time) while maintaining the highest correlation to VIX Index price movement each day. Historically, the VIX Index negatively correlates to equity price movement. Therefore, the EAVOL Trading Strategy may appreciate during times of downward equity prices or when market forecasts expect movement in equity prices. Likewise, when equity prices appreciate or when the market does not expect movement in equity prices, the EAVOL Trading Strategy is likely to decline in value. Volatility analysis includes the study of price, momentum, future curves, as well as recurring price patterns. The EAVOL Trading Strategy consists primarily of VIX futures. The components of the EAVOL Trading Strategy are adjusted on a daily basis. The Fund adjusts this component of the portfolio on a daily basis in order to closely track the EAVOL Trading Strategy.

The Sub-Advisor may, during times of high market volatility, choose to trade securities related to the VIX Index, such as S&P 500 Index futures, options on S&P 500 Index futures, and VIX options, in order to achieve the volatility overlay to the Fund’s equity exposure, if the Sub-Advisor determines that such instruments provide greater access to volatility and, at such time, the EAVOL Trading Strategy. The use of S&P 500 Index futures and options thereon will typically be used in adverse market conditions. Because S&P 500 Index options provide a proxy for the VIX index and VIX futures, S&P 500 Index options correlate to VIX futures. Because S&P 500 Index futures and options thereon eventually settle into the S&P 500 Index quarterly expiration, the Sub-Advisor may choose to trade such securities in place of, or in addition to, index futures.

The paragraph entitled “Volatility Risk” under the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary - Principal Investment Risks” is deleted and replaced with the following:

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop, but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Futures or other volatility products in which the Fund invests. Each of the equity securities held by the Fund and the volatility products are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and volatility products and, consequently, the value and the market price of the Fund’s shares.

The third paragraph under the section of the Fund’s prospectus entitled “Performance” is hereby deleted in its entirety.

The second, third and fourth paragraph under the section of the Fund’s Prospectus and Summary Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Catalyst Nasdaq-100 Hedged Equity Fund are deleted and replaced with the following:

The Fund seeks to hedge the majority of NDX risk by investing up to 20% of its assets in futures contracts on the Cboe Volatility Index® (the “VIX Index”) or other volatility-related products; options on the index futures; and in cash and cash equivalents, including U.S. Treasury obligations, as a volatility overlay. Volatility is the variation of the trading price over a period of time. The VIX Index is a measure of the stock market’s expectation of volatility based on S&P 500 Index options. The VIX Index is calculated based on roughly 30-day expiring S&P 500 Index options. The Fund may hold both long and short positions in the index futures at the same time.

The Fund invests a portion of its assets in VIX futures or other volatility-related products utilizing the same methodology as the Equity Armor Investments VOL 365 Trading Strategy (the “EAVOL Trading Strategy”), a strategy based on a proprietary VIX futures trading strategy that seeks to correlate to VIX futures returns. The Fund primarily invests in VIX futures or other volatility-related products and seeks to achieve high correlation to the return of the EAVOL Trading Strategy for this component of the Fund’s portfolio. The EAVOL Trading Strategy was created by the Fund’s investment sub-advisor, Equity Armor Investments, LLC (the “Sub-Advisor”) and is constructed pursuant to a rules-based volatility analysis that identifies investments that present the least potential for time decay (i.e., the decline in the value of a contract over the passage of time) while maintaining the highest correlation to VIX Index price movement each day. Historically, the VIX Index negatively correlates to equity price movement. Therefore, the EAVOL Trading Strategy may appreciate during times of downward equity prices or when market forecasts expect movement in equity prices. Likewise, when equity prices appreciate or when the market does not expect movement in equity prices, the EAVOL Trading Strategy is likely to decline in value. Volatility analysis includes the study of price, momentum, future curves, as well as recurring price patterns. The EAVOL Trading Strategy consists primarily of VIX futures. The components of the EAVOL Trading Strategy are adjusted on a daily basis. The Fund adjusts this component of the portfolio on a daily basis in order to closely track the EAVOL Trading Strategy.

The Sub-Advisor may, during times of high market volatility, choose to trade securities related to the VIX Index, such as S&P 500 Index futures, options on S&P 500 Index futures and VIX options, in order to achieve the volatility overlay to the Fund’s equity exposure, if the Sub-Advisor determines that such instruments provide greater access to volatility and, at such time, the EAVOL Trading Strategy. The use of S&P 500 Index futures and options thereon will typically be used in adverse market conditions. Because S&P 500 Index options provide a proxy for the VIX index and VIX futures, S&P 500 Index options correlate to VIX futures. Because S&P 500 Index futures and options thereon eventually settle into the S&P 500 Index quarterly expiration, the Sub-Advisor may choose to trade such securities in place of, or in addition to, index futures.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.